State Street Research
                              Institutional Funds
                               Semiannual Report

                                  July 31,2000







            One Financial Center o Boston, MA o 02111 o 617 357-1200

  State Street Research                      State Street Research
 Core Fixed Income Fund                    Core Large Cap Growth Fund

  A bond fund focusing                  A stock fund seeking competitive
on U.S. investment grade                     total relative to the
 fixed-income securities.                Standard & Poor's 500 Composite
                                                 Stock Index.


   State Street Research                     State Street Research
Core Plus Fixed Income Fund                  Large Cap Growth Fund

A bond fund investing in investment     A stock fund seeking competitive
 grade fixed-income securities and        total returns relative to the
using an opportunistic approach to         Russell 1000 Growth Index.
high yield and foreign securities.

                                                     State Street Research
                                                    Core Fixed Income Fund


Investment Portfolio                             July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES 92.4%
U.S. Treasury 12.7%
U.S. Treasury Bond,
11.25% ........................  $50,000        2/15/2015    $   74,211
U.S. Treasury Bond,
9.25% .........................  125,000        2/15/2016       163,438
U.S. Treasury Bond,
8.875% ........................  250,000        2/15/2019       325,000
U.S. Treasury Bond,
8.75% .........................  350,000        5/15/2020       454,234
U.S. Treasury Bond,
8.75% .........................  100,000        8/15/2020       129,984
U.S. Treasury Bond,
8.125% ........................   10,000        5/15/2021        12,339
U.S. Treasury Bond,
6.75% .........................  125,000        8/15/2026       136,445
U.S. Treasury Bond,
3.875% ........................  156,299        4/15/2029       156,933
U.S. Treasury Bond,
6.25% .........................  100,000        5/15/2030       106,531
U.S. Treasury Note,
6.625% ........................  375,000        7/31/2001       375,468
                                                              ---------
                                                              1,934,583
                                                              ---------
U.S. Agency Mortgage 44.3%
Federal Home Loan Mortgage Corp.,
6.75% .........................   50,000        9/15/2029        48,141
Federal National
Mortgage Association,
6.00% .........................  140,015       12/01/2028       128,507
Federal National
Mortgage Association,
6.50% .........................  194,723        5/01/2029       184,013
Federal National
Mortgage Association,
6.50% .........................  363,444        7/01/2029       343,455
Federal National
Mortgage Association,
7.00% .........................  279,229        8/01/2029       269,805
Federal National
Mortgage Association,
7.00% .........................  229,943        8/01/2029       217,296
Federal National
Mortgage Association,
7.00% .........................1,184,412       10/01/2029     1,143,692
Federal National
Mortgage Association,
7.00% .........................  267,269       12/01/2029       258,081
Federal National
Mortgage Association,
7.125% ........................  125,000        1/15/2030       126,348
Federal National
Mortgage Association,
7.00% .........................  147,212        2/01/2030       142,380
Federal National
Mortgage Association TBA,
8.00% .........................  375,000       12/31/2030       376,054

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
Federal National
Mortgage Association TBA,
8.00% ......................... $1,250,000     12/31/2030    $1,231,638
Federal National
Mortgage Association TBA,
8.00% .........................    350,000     12/31/2030       343,546
Government National
Mortgage Association,
7.00% .........................    125,198      6/15/2028       121,676
Government National
Mortgage Association,
6.50% .........................    360,597      3/15/2029       341,889
Government National
Mortgage Association,
7.00% .........................    487,108      4/15/2029       473,255
Government National
Mortgage Association,
6.50% .........................    144,925      6/15/2029       137,406
Government National
Mortgage Association,
7.50% .........................     98,022     10/15/2029        97,132
Government National
Mortgage Association TBA,
8.00% .........................    450,000     12/31/2030       453,658
Government National
Mortgage Association TBA,
8.00% .........................    325,000     12/31/2030       322,055
                                                             ----------
                                                              6,760,027
                                                             ----------

Canadian-Yankee 2.6%
Bombardier Capital Inc. Note,
7.30%+ ........................    150,000     12/15/2002       149,310
Province of Quebec Deb.,
7.125% ........................    250,000      2/09/2024       238,725
                                                             ----------
                                                                388,035
                                                             ----------

Foreign Government 1.6%
                                  Greek Drachma
Republic of Greece,
6.95% .........................    250,000      3/04/2008       243,243
                                                             ----------

Finance/Mortgage 17.2%
American General Finance Corp.,
Note, 5.875% ..................    $75,000     12/15/2005        69,162
Associates Corp. of North America,
Note, 5.80% ...................    100,000      4/20/2004        93,958
AT&T Corp. Note,
6.50% .........................    100,000      3/15/2029        84,001
Bank of America, Sr. Note,
7.875% ........................     75,000      5/16/2005        76,250
Capital One Bank Note,
6.65% .........................    150,000      3/15/2004       142,782


The accompanying notes are an integral part of the financial statements.

                                                     State Street Research
                                                    Core Fixed Income Fund


Investment Portfolio (cont'd)                    July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
Citibank Credit Card
Master Trust I,
Series 1999 7 Class A,
6.65% .........................   $ 50,000     11/15/2006    $   49,016
Conseco Inc. Note,
9.00% .........................    100,000     10/15/2006        69,500
Deutsche Telekom International
Finance Bv,7.75% ..............     75,000      6/15/2005        75,293
Dynegy Holdings Inc., Sr. Note,
8.125% ........................     75,000      3/15/2005        75,440
ERAC USA Finance Co. Note,
6.35%+ ........................    150,000      1/15/2001       149,346
First Union Lehman
Brothers Bank Series
1998-C2 Cl. A1,
6.28% .........................    264,203      6/18/2007       253,925
Ford Motor Credit Co. Note,
7.00%, ........................    200,000      9/25/2001       199,080
Ford Motor Credit Co. Note,
7.50%, ........................     50,000      3/15/2005        49,716
Ford Motor Credit Co. Note,
7.875%, .......................     75,000      6/15/2010        75,158
GMAC Commercial
Mortgage Security
Inc. 99-C1 Cl. A2,
6.175% ........................    325,000      5/15/2033       315,250
Household Finance Corp.,
7.875% ........................    125,000      3/01/2007       125,176
MBNA Master Credit
Card Trust 11, Series
1999 J Class A,
7.00% .........................    125,000      2/15/2012       124,297
MBNA Master Credit
Card Trust II,
Series 2000 E Note Class A,
7.80% .........................    125,000     10/15/2012       129,296
Merrill Lynch
Mortgage Investments Inc.
Series 1998-C2 Cl. A1,
6.22% .........................    180,668      2/15/2030       174,486
Peco Energy Transport
Trust Series 1999A Cl. A4,
5.80% .........................    150,000      3/01/2007       150,315
West Penn Funding LLC
Series 1999A Cl. A3,
6.81% .........................    150,000      9/25/2008       147,164
                                                             ----------
                                                              2,628,611
                                                             ----------

Corporate 14.0%
Alcoa Inc.,
7.375% ........................     75,000      8/01/2010        75,062
Atlantic Richfield Co. Note,
5.90% .........................    125,000      4/15/2009       114,295
California Infrastructure
Development Series 1997-A6,
6.38% .........................    150,000      9/25/2008       145,500

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
CK Witco Corp. Note,
8.50% .........................   $ 50,000      3/15/2005    $   49,707
Coca-Cola Enterprises Inc.,
5.75% .........................     75,000     11/01/2008        66,127
Coca-Cola Enterprises Inc. Deb.,
6.95% .........................     25,000     11/15/2026        22,334
Coca-Cola Enterprises Inc. Deb.,
6.75% .........................    200,000      9/15/2028       173,676
Conseco Inc. Note,
8.75% .........................    150,000      2/09/2004       104,250
El Paso Energy Corp. Sr. Note,
6.625% ........................    100,000      7/15/2001        99,191
El Paso Energy Corp. Sr. Note,
6.75% .........................     75,000      5/15/2009        70,174
Honeywell International Inc. Note,
7.50% .........................     50,000      3/01/2010        50,124
International Paper Co. Note,
7.67%+ ........................     50,000      7/08/2002        50,190
International Paper Co. Note,
8.00%+ ........................     75,000      7/08/2003        75,557
Kroger Co. Sr. Note Series B,
7.25% .........................    100,000      6/01/2009        94,444
Lucent Technologies Inc. Deb.,
6.45% .........................     25,000      3/15/2029        21,662
New Jersey Economic
Development Authority Series A,
7.425% ........................    150,000      2/15/2029       147,810
News America Inc. Sr. Deb.,
7.28% .........................     75,000      6/30/2028        65,210
NRG Energy Inc.,
8.00% .........................     75,000     11/01/2003        75,440
NRG Energy South Central,
8.96% .........................     25,000      3/15/2016        23,656
Phillips Petroleum Co. Note,
8.50% .........................    100,000      5/25/2005       103,878
Safeway Inc. Note,
7.00% .........................    150,000      9/15/2002       148,447
Service Master Co. Note,
8.45% .........................     75,000      4/15/2005        75,652
United Technologies Corp. Note,
6.70% .........................    125,000      8/01/2028       112,427
Vodafone AirTouch PLC,
7.75%+ ........................    175,000      2/15/2010       174,902
                                                             ----------
                                                              2,139,715
                                                             ----------
Total Fixed Income Securities
(Cost $14,146,999)                                           14,094,214
                                                             ----------


The accompanying notes are an integral part of the financial statements.

                                                     State Street Research
                                                    Core Fixed Income Fund


Investment Portfolio (cont'd)                    July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
COMMERCIAL PAPER 22.7%
American Express Credit Corp.,
6.49% .........................  $ 107,000      8/03/2000    $  107,000
American Express Credit Corp.,
6.50% .........................    650,000      8/16/2000       650,000
Citicorp,
6.48% .........................    750,000      8/23/2000       750,000
Ford Motor Credit Co.,
6.49% .........................    434,000      8/18/2000       434,000
General Electric Capital Corp.,
6.45% .........................    380,000      8/03/2000       380,000
General Electric Capital Corp.,
6.47% .........................    379,000      8/21/2000       379,000
Wells Fargo Financial Inc.,
6.49% .........................    755,000      8/14/2000       755,000
                                                             ----------
Total Commercial Paper
(Cost $3,455,000)                                             3,455,000

--------------------------------------------------------------------------
                                                               Value
                                                 Shares       (Note 1)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 11.0%
State Street
Navigator Securities
Lending Prime Portfolio,..................      1,682,064   $ 1,682,064
                                                            -----------
Total Short-Term Investments (Cost $1,682,064)                1,682,064
                                                            -----------
Total Investments (Cost $19,284,063) - 126.1%                19,231,278

Cash and Other Assets, Less Liabilities - (26.1%)           (3,985,932)
                                                            -----------
Net Assets - 100.0% ......................                  $15,245,346
                                                            ===========

Federal Income Tax Information:
At July 31, 2000, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $19,289,487 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                                      $96,249
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                  (154,458)
                                                            -----------
                                                              $(58,209)
                                                            ===========

--------------------------------------------------------------------------------

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2000 were $598,724 and $599,305 (3.93% of net assets), respectively.

Futures contracts open at July 31, 2000, are as follows:

                         Type                 Notional Amount           Expiration Month       Unrealized Depreciation
              --------------------------------------------------------------------------------------------------------
              10 Year U.S. Treasury Notes        $800,000                September, 2000              $(22,854)

The accompanying notes are an integral part of the financial statements.

                                                     State Street Research
                                               Core Plus Fixed Income Fund


Investment Portfolio                             July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES 92.4%
U.S. Treasury 7.9%
U.S. Treasury Bond,
10.625% .......................  $ 250,000      8/15/2015    $  358,438
U.S. Treasury Bond,
8.875% ........................    200,000      2/15/2019       260,000
U.S. Treasury Bond,
7.875% ........................    150,000      2/15/2021       180,492
U.S. Treasury Bond,
6.75% .........................     25,000      8/15/2026        27,289
U.S. Treasury Bond,
3.875% ........................    130,249      4/15/2029       130,778
U.S. Treasury Bond,
6.25% .........................     50,000      5/15/2030        53,265
U.S. Treasury STRIPS,
0.00% .........................     50,000      2/15/2021        14,685
                                                             ----------
                                                              1,024,947
                                                             ----------
U.S. Agency Mortgage 43.0%
Federal Home Loan Mortgage Corp.,
6.75% .........................    225,000      9/15/2029       216,632
Federal National
Mortgage Association,
5.75% .........................    100,000      4/15/2003        97,047
Federal National
Mortgage Association,
6.50% .........................     50,000      8/15/2004        49,133
Federal National
Mortgage Association,
6.50% .........................    362,541      5/01/2029       342,602
Federal National
Mortgage Association,
6.50% .........................    354,167      8/01/2029       334,687
Federal National
Mortgage Association,
7.00% .........................  1,159,737     10/01/2029     1,119,865
Federal National
 Mortgage Association,
7.00% .........................    122,691     11/01/2029       118,473
Federal National
Mortgage Association,
7.00% .........................    223,865      5/01/2030       216,169
Federal National
Mortgage Association TBA,
8.00% .........................    200,000      8/16/2030       200,562
Federal National
Mortgage Association TBA,
7.50%, ........................  1,175,000      8/16/2030     1,157,739
Government National
Mortgage Association,
7.00% .........................    229,529      6/15/2028       223,072
Government National
Mortgage Association,
7.00% .........................    116,207      7/15/2028       112,938
Government National
Mortgage Association,
6.50% .........................    506,064      3/15/2029       479,809

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
Government National
Mortgage Association TBA,
8.50% ......................... $  100,000      8/23/2030    $  102,095
Government National
Mortgage Association TBA,
7.00%, ........................    525,000      8/23/2030       510,069
Government National
Mortgage Association TBA,
8.00%,.........................    325,000      8/23/2030       327,642
                                                             ----------
                                                              5,608,534
                                                             ----------
Canadian-Yankee 2.3%
Bombardier Capital Inc. Note,
7.30%+ ........................    125,000     12/15/2002       124,425
British Sky Broadcasting Group Note,
6.875% ........................     75,000      2/23/2009        63,491
Province of Quebec,
7.125% ........................    125,000      2/09/2024       119,363
                                                             ----------
                                                                307,279
                                                             ----------
Foreign Government 2.5%
                                 Greek Drachma
Republic of Greece,
8.80% ......................... 55,000,000      6/19/2007       173,595
Republic of Greece,
6.95% .........................     50,000      3/04/2008        48,649

                               New Zealand Dollar
Government of New Zealand,
8.00% .........................    100,000     11/15/2006        48,266
United Mexican States,
10.375% .......................    $50,000      2/17/2009        53,800
                                                             ----------
                                                                324,310
                                                             ----------
Finance/Mortgage 11.6%
Capital One Bank Note,
6.65% .........................    125,000      3/15/2004       118,985
Conseco Inc. Note,
8.75% .........................    125,000      2/09/2004        86,875
Conseco Inc. Note,
7.875% ........................     75,000     12/15/2000        69,000
Conseco Inc. Note,
9.00% .........................     75,000     10/15/2006        52,125
Conseco Inc. Sr. Note,
6.40% .........................     75,000      6/15/2001        63,000
DLJ Commercial
Mortgage Corp. 98-C2,
6.24% .........................    150,000     11/12/2031       138,914
First Union Lehman
Brothers Bank Series
1998-C2 Cl. A1,
6.28% .........................    330,253      6/18/2007       317,407
Ford Motor Credit Co.,
7.875% ........................    125,000      6/15/2010       125,264

The accompanying notes are an integral part of the financial statements.

                                                     State Street Research
                                               Core Plus Fixed Income Fund


Investment Portfolio (cont'd)                    July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
GMAC Commercial
Mortgage Security Inc.
1999-C1 Cl. A2,
6.175% ........................  $ 150,000      5/15/2033    $  145,500
MBNA Master Credit
Card Trust Series
1999 J Class A,
7.00% .........................    125,000      2/15/2012       124,297
Peco Energy Transport
Trust Series 1999A Cl. A4,
5.80% .........................    150,000      3/01/2007       150,315
West Penn Funding LLC
Series 1999A Cl. A3,
6.81% .........................    125,000      9/25/2008       122,637
                                                             ----------
                                                              1,514,319
                                                             ----------
Corporate 25.1%
Albertsons Inc. Sr. Deb.,
7.45% .........................     75,000      8/01/2029        70,214
Alcoa Inc. Note,
7.375% ........................     75,000      8/01/2010        75,061
Allied Waste
North America Inc. Sr. Note,
7.625% ........................     75,000      1/01/2006        67,688
AT&T Corp. Note,
6.50% .........................    100,000      3/15/2029        84,001
Atlantic Richfield Co. Note,
5.90% ..........................   125,000      4/15/2009       114,295
Beckman Coulter Inc. Sr. Note,
7.45% .........................     50,000      3/04/2008        45,679
California Infrastructure
Development Series 1997-A6,
6.38% .........................    150,000      9/25/2008       145,500
Calpine Corp. Sr. Note,
7.75% .........................     50,000      4/15/2009        47,035
CK Witco Corp. Sr. Note,
8.50% .........................     25,000      3/15/2005        24,853
Clear Channel
Communications Sr. Note,
7.312% ........................     50,000      6/15/2002        50,020
Coca-Cola Enterprises Inc.,
5.75% .........................     75,000     11/01/2008        66,127
Coca-Cola Enterprises Inc. Deb.,
6.75% .........................    175,000      9/15/2028       151,966
Columbia / HCA Healthcare Corp. Note,
7.58% .........................    125,000      9/15/2025       101,875
Dominion Resources Inc. Sr. Note,
7.625% ........................     75,000      7/15/2005        75,003
Duke Energy Co. Sr. Note,
7.375% ........................     75,000      3/01/2010        73,733
Dynegy Holdings Inc. Sr. Note,
8.125% ........................     75,000      3/15/2005        75,440
Echostar DBS Corp. Sr. Note,
9.375% ........................     50,000      2/01/2009        48,375
El Paso Energy Corp. Sr. Note,
6.625% ........................    125,000      7/15/2001       123,989
Electronic Data Systems Corp. Note,
7.45% .........................    100,000     10/15/2029        97,433

--------------------------------------------------------------------------
                                 Principal      Maturity        Value
                                   Amount         Date         (Note 1)
--------------------------------------------------------------------------
Global Crossing Holdings Ltd. Sr. Note,
9.50% .........................   $ 50,000     11/15/2009    $   48,500
GTE Corp. Deb.,
6.94% .........................     75,000      4/15/2028        67,946
Harrah's Operating Inc.
Sr. Sub. Note,
7.875% ........................     50,000     12/15/2005        47,500
Honeywell International Inc. Note,
7.50% .........................     50,000      3/01/2010        50,124
International Paper Co. Note,
8.00%+ ........................    150,000      7/08/2003       151,114
Kroger Co. Sr. Note Series B,
7.25% .........................     75,000      6/01/2009        70,833
Lear Corp. Sr. Note Series B,
7.96% .........................     75,000      5/15/2005        70,223
Lockheed Martin Corp. Note,
7.95% .........................     75,000     12/01/2005        75,517
MGM Grand Inc. Note,
9.75% .........................     50,000      6/01/2007        51,375
News America Inc. Sr. Deb.,
7.28% .........................    100,000      6/30/2028        86,947
NRG Energy Inc.,
8.00% .........................     75,000     11/01/2003        75,440
Park Place Entertainment Corp.
Sr. Sub. Note,
9.375% ........................     50,000      2/15/2007        50,250
Peco Energy Transition
Trust Note Series 2000 A Cl. A4,
7.65% .........................     75,000      3/01/2010        75,101
Phillips Petroleum Co. Note,
8.50% .........................     50,000      5/25/2005        51,939
Pioneer Natural Resources Co. Sr. Note,
9.625% ........................     50,000      4/01/2010        52,000
Safeway Inc. Note,
7.00% .........................    150,000      9/15/2002       148,447
Scotts Co. Sr. Sub. Note,
8.625%+ .......................     50,000      1/15/2009        46,750
Service Master Co. Note,
8.45% .........................     50,000      4/15/2005        50,435
Sprint Capital Corp.,
7.625% ........................     75,000      6/10/2002        75,005
Tenet Healthcare Corp. Sr. Note,
8.00% .........................     50,000      1/15/2005        48,688
Tyco International Group S A,
6.25%+ ........................     75,000      9/05/2002        74,251
United Technologies Corp. Note,
6.70% .........................     75,000      8/01/2028        67,457
Vodafone AirTouch PLC,
7.75%+ ........................     75,000      2/15/2010        74,958
Waste Management Inc. Note,
7.70% .........................     50,000     10/01/2002        48,842
Williams Communications Corp. Sr. Note,
10.70% ........................     75,000     10/01/2007        72,375
                                                             ----------
                                                              3,270,304
                                                             ----------
Total Fixed Income Securities
(Cost $12,122,916)                                           12,049,693
                                                             ----------


The accompanying notes are an integral part of the financial statements.

                                                     State Street Research
                                               Core Plus Fixed Income Fund


Investment Portfolio (cont'd)                    July 31, 2000 (Unaudited)

--------------------------------------------------------------------------
                                Principal       Maturity        Value
                                  Amount          Date         (Note 1)
--------------------------------------------------------------------------
COMMERCIAL PAPER 23.9%
American Express Credit Corp.,
6.49% .........................  $ 300,000      8/02/2000    $  300,000
American Express Credit Corp.,
6.51% .........................    156,000      8/16/2000       156,000
American Express Credit Corp.,
6.48% .........................    176,000      8/23/2000       176,000
Associates First Capital Corp.,
6.46% .........................    318,000      8/07/2000       318,000
Citicorp,
6.48% .........................    500,000      8/23/2000       500,000
Ford Motor Credit Co.,
6.49% .........................    525,000      8/18/2000       525,000
General Electric Capital Corp.,
6.45% .........................    154,000      8/02/2000       154,000
General Electric Capital Corp.,
6.50% .........................    344,000      8/16/2000       344,000
Wells Fargo Financial Inc.,
6.49% .........................    648,000      8/14/2000       648,000
                                                             ----------
                                                              3,121,000
                                                             ----------
Total Commercial Paper
(Cost $3,121,000)                                             3,121,000
                                                             ----------

--------------------------------------------------------------------------
                                                               Value
                                                 Shares       (Note 1)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 7.7%
State Street
Navigator Securities
Lending Prime Portfolio, .................      1,003,469   $ 1,003,469
                                                            -----------
Total Short-Term Investments (Cost $1,003,469)                1,003,469
                                                            -----------
Total Investments (Cost $16,247,385) - 124.0%                16,174,162

Cash and Other Assets, Less Liabilities - (24.0%)           (3,131,560)
                                                            -----------
Net Assets - 100.0% ......................                  $13,042,602
                                                            ===========

Federal Income Tax Information:
At July 31, 2000, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $16,249,888 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                                      $93,064
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                  (168,790)
                                                            -----------
                                                              $(75,726)
                                                            ===========

--------------------------------------------------------------------------------

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2000 were $469,880 and $471,498 (3.62% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund


Investment Portfolio (cont'd)                          July 31, 2000 (Unaudited)


Forward currency exchange contracts outstanding at July 31, 2000 are as follows:

                                                                                        Unrealized
                                                                                       Appreciation
                                               Total Value          Contract Price     (Depreciation)     Delivery Date
                                              --------------        --------------     --------------     -------------
Sell Euro, Buy U.S. dollars..............         24,900 EUR         0.90910 EUR           ($444)            8/18/00

Sell Greek drachma, Buy U.S. dollars.....      4,955,000 GRD         0.00284 GRD              453            8/18/00

Sell Greek drachma, Buy U.S. dollars.....     13,646,000 GRD         0.00283 GRD            1,222            8/22/00

Sell Greek drachma, Buy U.S. dollars.....      7,000,000 GRD         0.00281 GRD              425            8/22/00

Sell Greek drachma, Buy U.S. dollars.....      5,385,000 GRD         0.00284 GRD              500            9/11/00

Buy New Zealand dollars, Sell U.S. dollars       101,000 NZD         0.47410 NZD          (2,115)            8/18/00

Buy New Zealand dollars, Sell U.S. dollars        52,000 NZD         0.46134 NZD            (378)            8/18/00

Sell New Zealand dollars, Buy U.S. dollars       260,000 NZD         0.47250 NZD            4,794            8/18/00
                                                                                       --------------
                                                                                           $4,457
                                                                                       ==============

Futures contracts open at July 31, 2000, are as follows:

                Type                            Notional Amount   Expiration Month   Unrealized Depreciation
   ---------------------------------------------------------------------------------------------------------
    5 year U.S. Treasury Notes                     $200,000        September, 2000         $(5,061)
   10 year U.S. Treasury Notes                     $700,000        September, 2000        $(22,721)
                                                                                       --------------
                                                                                          $(27,782)
                                                                                       ==============


The accompanying notes are an integral part of the financial statements.

                                                  State Street Research
                                             Core Large Cap Growth Fund


Investment Portfolio                          July 31, 2000 (Unaudited)

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
COMMON STOCKS 98.0%
Consumer Discretionary 11.9%
Advertising Agencies 1.4%
Omnicom Group Inc. ..................         200      $ 17,000
                                                       --------
Commercial Services 1.3%
America Online Inc.* ................         300        15,994
                                                       --------
Communications, Media & Entertainment 5.5%
U.S.A. Networks Inc.* ...............         605        12,743
Viacom Inc. Cl. B* ..................         550        36,498
Walt Disney Co. .....................         405        15,668
                                                       --------
                                                         64,909
                                                       --------
Retail 3.7%
Best Buy Company Inc.* ..............         100         7,275
Home Depot Inc. .....................         200        10,350
Staples Inc.* .......................         705         9,738
Wal-Mart Stores, Inc. ...............         300        16,481
                                                       --------
                                                         43,844
                                                       --------
Total Consumer Discretionary                            141,747
                                                       --------

Consumer Staples 5.0%
Beverages 3.6%
Anheuser-Busch Companies, Inc. ......         310        24,955
Coca-Cola Co. .......................         300        18,394
                                                       --------
                                                         43,349
                                                       --------
Drug & Grocery Store Chains 1.4%
CVS Corp. ...........................         405        15,972
                                                       --------
Total Consumer Staples                                   59,321
                                                       --------

Financial Services 16.3%
Banks & Savings & Loan 1.5%
Chase Manhattan Corp. ...............         357        17,739
                                                       --------
Insurance 7.6%
Ace Ltd. ............................         805        28,980
American International Group Inc. ...         300        26,306
Chubb Corp. .........................         180        13,320
Saint Paul Companies, Inc. ..........         510        22,663
                                                       --------
                                                         91,269
                                                       --------
Miscellaneous Financial 7.2%
Citigroup, Inc. .....................         605        42,690
Marsh & McLennan Companies, Inc. ....         200        24,400
Morgan Stanley Dean Witter & Co. ....         200        18,250
                                                       --------
                                                         85,340
                                                       --------
Total Financial Services                                194,348
                                                       --------

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
Health Care 11.2%
Drugs & Biotechnology 9.8%
American Home Products Corp. ........         300       $15,919
Baxter International Inc. ...........         315        24,491
Pfizer Inc. .........................         860        37,088
Pharmacia Corp. .....................         710        38,872
                                                       --------
                                                        116,370
                                                       --------
Hospital Supply 1.4%
Guidant Corp.* ......................         305        17,194
                                                       --------
Total Health Care                                       133,564
                                                       --------

Integrated Oils 3.5%
Integrated Domestic 1.0%
Conoco Inc. Cl. B ...................         510        11,762
                                                       --------
Integrated International 2.5%
Exxon Mobil Corp. ...................         200        16,000
Total Fina SA ADR ...................         195        14,345
                                                       --------
                                                         30,345
                                                       --------
Total Integrated Oils                                    42,107
                                                       --------

Other 7.6%
Multi-Sector 7.6%
General Electric Co. ................         920        47,322
Tyco International Ltd. .............         810        43,335
                                                       --------
Total Other                                              90,657
                                                       --------

Other Energy 4.9%
Offshore Drilling 1.8%
Transocean Sedco Forex Inc.* ........         440        21,780
                                                       --------
Oil & Gas Producers 1.6%
Anadarko Petroleum Corp. ............         415        19,842
                                                       --------
Oil Well Equipment & Services 1.5%
Noble Drilling Corp.* ...............         405        17,643
                                                       --------
Total Other Energy                                       59,265
                                                       --------

Producer Durables 1.5%
Telecommunications Equipment 1.5%
American Tower Corp. Cl. A* .........         410        17,579
                                                       --------
Total Producer Durables                                  17,579
                                                       --------

The accompanying notes are an integral part of the financial statements.

                                                  State Street Research
                                             Core Large Cap Growth Fund


Investment Portfolio (cont'd)                 July 31, 2000 (Unaudited)

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
Technology 33.1%
Communications Technology 12.2%
Cisco Systems Inc.* .................         710      $ 46,460
Comverse Technology Inc.* ...........         220        19,305
Corning Inc. ........................         100        23,394
General Motors Corp. Cl. H* .........         990        25,616
Nortel Networks Corp. ...............         410        30,494
                                                       --------
                                                        145,269
                                                       --------
Computer Software 5.4%
Amdocs Ltd.* ........................         160        10,750
Microsoft Corp.* ....................         510        35,604
Oracle Systems Corp.* ...............         100         7,519
Veritas Software Co.* ...............         100        10,194
                                                       --------
                                                         64,067
                                                       --------
Computer Technology 5.1%
Corvis Corp.* .......................         100         8,233
Dell Computer Corp.* ................         325        14,280
EMC Corp.* ..........................         300        25,537
International Business Machines Corp.         110        12,368
                                                       --------
                                                         60,418
                                                       --------
Electronics 5.0%
Nokia Corp. ADR .....................         305        13,515
PE Biosystems Group Corp. ...........         210        18,310
Solectron Corp.* ....................         705        28,420
                                                       --------
                                                         60,245
                                                       --------
Electronics: Semi-Conductors/Components 5.4%
Intel Corp. .........................         610        40,718
Texas Instruments Inc. ..............         405        23,768
                                                       --------
                                                         64,486
                                                       --------
Total Technology                                        394,485
                                                       --------

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
Utilities 3.0%
Telecommunications 3.0%
NEXTLINK Communications Inc. Cl. A* .         300    $    9,919
Voicestream Wireless Corp.* .........         110        14,108
Worldcom Inc.* ......................         310        12,109
                                                     ----------
Total Utilities                                          36,136
                                                     ----------
Total Common Stocks (Cost $988,194)                   1,169,209
                                                     ----------

SHORT-TERM INVESTMENTS 24.8%
State Street Navigator
Securities Lending
Prime Portfolio .....................     295,432       295,432
                                                     ----------
Total Short-Term Investments (Cost $295,432)            295,432
                                                     ----------
Total Investments (Cost $1,283,626) - 122.8%          1,464,641

Cash and Other Assets, Less Liabilities-(22.8%)       (272,159)
                                                     ----------
Net Assets - 100.0% .................                $1,192,482
                                                     ==========

Federal Income Tax Information:

At July 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $1,283,626 was as follows:

Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                             $226,860

Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                           (45,845)
                                                      ---------
                                                       $181,015
                                                      =========

--------------------------------------------------------------------------------

*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.


The accompanying notes are an integral part of the financial statements.

                                                  State Street Research
                                                  Large Cap Growth Fund

Investment Portfolio                          July 31, 2000 (Unaudited)

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
COMMON STOCKS 99.6%
Consumer Discretionary 10.4%
Advertising Agencies 1.0%
Omnicom Group Inc. ..................         160      $ 13,600
                                                       --------
Commercial Services 1.6%
America Online Inc.* ................         400        21,325
                                                       --------
Communications, Media & Entertainment 4.1%
U.S.A. Networks Inc.* ...............         700        14,744
Viacom Inc. Cl. B* ..................         434        28,780
Walt Disney Co. .....................         300        11,606
                                                       --------
                                                         55,130
Retail 3.7%
Best Buy Company Inc.* ..............         200        14,550
Home Depot Inc. .....................         250        12,937
Wal-Mart Stores, Inc.................         400        21,975
                                                       --------
                                                         49,462
                                                       --------
Total Consumer Discretionary                            139,517
                                                       --------

Consumer Staples 3.5%
Beverages 3.5%
Anheuser-Busch Companies, Inc. ......         360        28,980
Coca-Cola Co. .......................         300        18,394
                                                       --------
Total Consumer Staples                                   47,374
                                                       --------

Financial Services 4.2%
Miscellaneous Financial 4.2%
Citigroup, Inc. .....................         250        17,641
Marsh & McLennan Companies, Inc. ....         200        24,400
Morgan Stanley Dean Witter & Co. ....         150        13,687
                                                       --------
Total Financial Services                                 55,728
                                                       --------

Health Care 14.4%
Drugs & Biotechnology 12.0%
American Home Products Corp. ........         200        10,613
Baxter International Inc. ...........         400        31,100
Genentech, Inc.* ....................         100        15,212
Johnson & Johnson ...................         160        14,890
Pfizer Inc. .........................       1,175        50,672
Pharmacia Corp. .....................         700        38,325
                                                       --------
                                                        160,812
                                                       --------

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
Hospital Supply 2.4%
Guidant Corp.* ......................      300         $ 16,912
Medtronic Inc. ......................      300           15,319
                                                       --------
                                                         32,231
                                                       --------
Total Health Care                                       193,043
                                                       --------

Other 7.7%
Multi-Sector 7.7%
General Electric Co. ................    1,500           77,156
Tyco International Ltd. .............      500           26,750
                                                       --------
Total Other                                             103,906
                                                       --------

Other Energy 3.7%
Offshore Drilling 2.6%
Transocean Sedco Forex Inc.* ........      700           34,650
                                                       --------
Oil & Gas Producers 1.1%
Anadarko Petroleum Corp. ............      300           14,344
                                                       --------
Total Other Energy                                       48,994
                                                       --------

Producer Durables 1.0%
Telecommunications Equipment 1.0%
American Tower Corp. Cl. A* .........      300           12,863
                                                       --------
Total Producer Durables                                  12,863
                                                       --------

Technology 52.8%
Communications Technology 19.1%
Cisco Systems Inc.* .................    1,500           98,156
Comverse Technology Inc.*...........       250           21,937
Corning Inc. ........................       70           16,376
General Motors Corp. Cl. H* .........      990           25,616
Inktomi Corp.* ......................      100           10,700
JDS Uniphase Corp. ..................      100           11,813
Juniper Networks Inc. ...............      100           14,244
Nortel Networks Corp. ...............      600           44,625
Sycamore Networks Inc. ..............      100           12,331
                                                       --------
                                                        255,798
                                                       --------

Computer Software 8.5%
Amdocs Ltd.* ........................      190           12,766
Mercury Interactive Corp.* ..........      100            9,926
Microsoft Corp.* ....................      800           55,850
Oracle Systems Corp.* ...............      260           19,549
Veritas Software Co.* ...............      160           16,310
                                                       --------
                                                        114,401
                                                       --------


The accompanying notes are an integral part of the financial statements.

                                                  State Street Research
                                                  Large Cap Growth Fund


Investment Portfolio (cont'd)

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
Computer Technology 8.5%
Corvis Corp.* .......................         100     $   8,233
Dell Computer Corp.* ................         540        23,726
EMC Corp.* ..........................         500        42,563
International Business Machines Corp.         190        21,363
Sun Microsystems Inc.* ..............         170        17,924
                                                      ---------
                                                        113,809
                                                      ---------

Electronics 5.3%
Nokia Corp. ADR .....................         400        17,725
PE Biosystems Group Corp. ...........         200        17,438
Solectron Corp.* ....................         900        36,281
                                                      ---------
                                                         71,444
                                                      ---------

Electronics: Semi-Conductors/Components 11.4%
Analog Devices Inc.* ................         440        29,425
Intel Corp. .........................       1,200        80,100
PMC Sierra Inc.* ....................         100        19,387
Texas Instruments Inc. ..............         400        23,475
                                                      ---------
                                                        152,387
                                                      ---------
Total Technology                                        707,839
                                                      ---------

Utilities 1.9%
Telecommunications 1.9%
NEXTLINK Communications Inc. Cl. A* .         400        13,225
Voicestream Wireless Corp.* .........         100        12,825
                                                      ---------
Total Utilities                                          26,050

                                                      ---------
Total Common Stocks (Cost $1,068,900)                 1,335,314

------------------------------------------------------------------
                                                        Value
                                            Shares     (Note 1)
------------------------------------------------------------------
SHORT-TERM INVESTMENTS 22.2%
State Street Navigator
Securities Lending
Prime Porfolio ......................       297,021  $  297,021
                                                     ----------
Total Short-Term Investments (Cost $297,021)            297,021
                                                     ----------
Total Investments (Cost $1,365,921) - 121.8%          1,632,335

Cash and Other Assets, Less Liabilities-(21.8%)       (292,341)
                                                     ----------
Net Assets - 100.0% .................                $1,339,994
                                                     ==========

Federal Income Tax Information:
At July 31, 2000, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $1,365,921 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                             $307,675
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                           (41,261)
                                                     ----------
                                                       $266,414
                                                     ==========

--------------------------------------------------------------------------------

*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.


The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Assets and Liabilities                   July 31, 2000 (Unaudited)

                                           State Street Research State Street Research  State Street Research  State Street Research
                                               Core Fixed           Core Plus Fixed        Core Large Cap           Large Cap
                                               Income Fund            Income Fund            Growth Fund           Growth Fund
                                           --------------------- ---------------------  ---------------------  ---------------------
Assets
Investments, at value ...................          $ 19,231,278        $ 16,174,162          $ 1,464,641           $ 1,632,335
Cash  ...................................               248,857               5,133               26,589                    --
Receivable for securities sold ..........                    --                 --                16,417                11,133
Receivable for open forward contracts ...                    --               7,394                   --                    --
Interest and dividends receivable .......               195,238             178,401                  229                   252
Receivable from Adviser .................                14,961              12,898                1,176                 1,348
                                                 --------------      --------------       --------------        --------------
                                                     19,690,334          16,377,988            1,509,052             1,645,068
Liabilities
Payable for collateral recieved on securities loaned  1,682,064           1,003,469              295,432               297,021
Payable for securities purchased ........             2,741,976           2,308,347               19,031                 3,600
Payable for open forward contracts ......                    --               2,937                   --                    --
Payable for variation margin ............                   250                 313                   --                    --
Accrued management fee (Note 2) .........                15,113              17,423                1,655                 1,908
Accrued shareholder service fee (Note 5)                  5,585               2,898                  452                   681
Other accrued expenses ..................                    --                  --                   --                 1,864
                                                 --------------      --------------       --------------        --------------
                                                      4,444,988           3,335,387              316,570               305,074
                                                 --------------      --------------       --------------        --------------
Net Assets                                         $ 15,245,346        $ 13,042,602          $ 1,192,482           $ 1,339,994
                                                 ==============      ==============       ==============        ==============
Net Assets consist of:
      Undistributed net investment income             $ 183,871           $ 130,242              $ 1,009                    --
      Unrealized appreciation (depreciation)
          of investments ................              (52,785)            (73,224)              181,015             $ 266,414
      Unrealized depreciation of futures contracts     (22,854)            (27,782)                   --                    --
      Unrealized appreciation of forward contracts
           and foreign currency .........                    --               4,489                   --                    --
      Accumulated net realized gain (loss)             (79,133)            (68,541)                2,081                42,034
      Paid-in capital ...................            15,216,247          13,077,418            1,008,377             1,031,546
                                                 --------------      --------------       --------------        --------------
                                                   $ 15,245,346        $ 13,042,602          $ 1,192,482           $ 1,339,994
                                                 ==============      ==============       ==============        ==============

Net Assets - Class I ....................           $ 5,659,677           $ 500,616            $ 290,691             $ 326,769
Shares ..................................               564,180              50,278               25,010                25,445
Net Asset Value and redemption price per share of
Class I shares ..........................                 10.03                9.96                11.62                 12.84
Net Assets - Class II ...................             $ 503,193           $ 500,737            $ 290,792             $ 326,910
Shares ..................................                50,162              50,278               25,010                25,445
Net Asset Value and offering price per share of
Class II shares .........................                 10.03                9.96                11.63                 12.85
Net Assets - Class III..................              $ 503,243           $ 500,782            $ 290,918             $ 327,052
Shares ..................................                50,162              50,278               25,010                25,445
Net Asset Value and offering price per share of
Class III shares ........................                 10.03                9.96                11.63                $12.85
Net Asset Value - Class IV ..............           $ 8,579,233        $ 11,540,467            $ 320,081             $ 359,263
Shares ..................................               855,091           1,158,666               27,510                27,945
Net Asset Value and offering price per share of
Class IV shares .........................                 10.03                9.96                11.64                 12.86
Cost of Investments .....................          $ 19,284,063        $ 16,247,386          $ 1,283,626           $ 1,365,921
                                                 ==============      ==============       ==============        ==============


The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Operations

For the six months ended July 31, 2000 (Unaudited)

                                           State Street Research State Street Research  State Street Research  State Street Research
                                               Core Fixed           Core Plus Fixed        Core Large Cap           Large Cap
                                               Income Fund            Income Fund            Growth Fund           Growth Fund
                                           --------------------- ---------------------  ---------------------  ---------------------
Investment Income
Dividends ...............................                    --           $      --             $  3,742              $  2,555
Interest (Note 1)........................             $ 521,916             462,841                  233                   350
                                                     ----------          ----------            ---------             ---------
                                                        521,916             462,841                3,975                 2,905
Expenses
Management fee (Note 2) .................                29,923              25,797                3,235                 3,707
Shareholder service fee - Class I (Note 5)                8,258                 742                  430                   493
Shareholder service fee - Class ll (Note 5)                 497                 495                  287                   329
Shareholder service fee - Class lll (Note 5)                248                 248                  143                   165
Shareholder service fee - Class lV (Note 5)               2,127               2,853                   79                    90
                                                     ----------          ----------            ---------             ---------
                                                         41,053              30,135                4,174                 4,784
Expenses borne by the Adviser (Note 3) ..              (14,961)            (12,898)              (1,176)               (1,348)
                                                     ----------          ----------            ---------             ---------
                                                         26,092              17,237                2.998                 3,436
                                                     ----------          ----------            ---------             ---------
Net investment income (loss) ............               495,824             445,604                  977                 (531)
                                                     ----------          ----------            ---------             ---------

Realized and Unrealized Gain (Loss) on Investments,
      Foreign Currency, Forward Contracts and
      Futures Contracts
Net realized gain on investments (Notes 1 and 4)          2,464               3,228               10,239                42,035
Net realized loss on futures contracts (Note 1)         (2,148)             (2,612)                   --                    --
Net realized loss on forward contracts
      and foreign currency (Note 1)......                    --            (24,888)                   --                    --
                                                     ----------          ----------            ---------             ---------
      Total net realized gain (loss) ....                   316            (24,272)               10,239                42,035
                                                     ----------          ----------            ---------             ---------

Net unrealized appreciation of investments              192,299             157,991               76,921                52,834
Net unrealized depreciation of futures contracts        (23,340)           (27,782)                   --                    --
Net unrealized depreciation of forward contracts
      and foreign currency...............                    --             (6,509)                   --                    --
                                                     ----------          ----------            ---------             ---------
      Total net unrealized appreciation                 168,959             123,700               76,921                52,834
                                                     ----------          ----------            ---------             ---------
Net gain on investments, foreign currency
      and forward contracts..............               169,275              99,428               87,160                94,869
                                                     ----------          ----------            ---------             ---------
Net increase in net assets
      resulting from operations .........             $ 665,099           $ 545,032             $ 88,137              $ 94,338
                                                     ==========          ==========             ========             =========


The accompanying notes are integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Changes in Net Assets

                                                       State Street Research               State Street Research
                                                      Core Fixed Income Fund            Core Plus Fixed Income Fund
                                              ------------------------------------   -----------------------------------
                                                August 2, 1999                        August 2, 1999
                                               (Commencement of   Six months ended   (Commencement of   Six months ended
                                                Operations) to      July 31, 2000     Operations) to      July 31, 2000
                                               January 31, 2000      (Unaudited)     January 31, 2000      (Unaudited)
                                              -----------------  -----------------   ----------------  -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income....................          $ 433,069           $ 495,824          $ 405,850          $ 445,604
Net realized gain (loss)
on investments, foreign currency,
forward contracts and futures contracts..           (33,470)                 316             41,012           (24,272)
Net unrealized appreciation
 of investments, foreign currency,
forward contracts, and futures contracts           (244,598)             168,959          (220,217)            123,700
                                                ------------        ------------       ------------       ------------
Net increase resulting from operations ..            155,001             665,099            226,645            545,032
                                                ------------        ------------       ------------       ------------
Dividends from net investment income:
      Class I............................          (123,965)           (146,834)           (12,522)           (15,335)
      Class II...........................           (11,677)            (13,544)           (12,738)           (15,586)
      Class III..........................           (11,877)            (13,795)           (12,948)           (15,837)
      Class IV ..........................          (204,527)           (236,860)          (300,920)          (368,456)
                                                ------------        ------------       ------------       ------------
                                                   (352,046)           (411,033)          (339,128)          (415,214)
                                                ------------        ------------       ------------       ------------
Distributions from capital gains:
      Class I............................           (16,215)                  --            (2,656)                 --
      Class II...........................            (1,509)                  --            (2,656)                 --
      Class III..........................            (1,509)                  --            (2,656)                 --
      Class IV ..........................           (25,702)                  --           (61,196)                 --
                                                ------------        ------------       ------------       ------------
                                                    (44,935)                  --           (69,164)                 --
                                                ------------        ------------       ------------       ------------
Net increase from fund share
      transactions (Note 6) .............         15,099,714             133,546         13,094,431                 --
                                                ------------        ------------       ------------       ------------
Total increase in net assets ............         14,857,734             387,612         12,912,784            129,818

Net Assets
Beginning of period .....................                --           14,857,734                 --         12,912,784
                                                ------------        ------------       ------------       ------------
End of period* ..........................       $ 14,857,734        $ 15,245,346       $ 12,912,784       $ 13,042,602
                                                ============        ============       ============       ============



*(Including undistributed net investment income of $99,080, $183,871, $99,852, and $130,242, respectively).


The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Changes in Net Assets (cont'd)

                                                       State Street Research               State Street Research
                                                    Core Large Cap Growth Fund             Large Cap Growth Fund
                                              ------------------------------------   -----------------------------------
                                                August 2, 1999                        August 2, 1999
                                               (Commencement of   Six months ended   (Commencement of   Six months ended
                                                Operations) to      July 31, 2000     Operations) to      July 31, 2000
                                               January 31, 2000      (Unaudited)     January 31, 2000      (Unaudited)
                                              -----------------  -----------------   ----------------  -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss).............            $ 1,414               $ 977              $ 195            $ (531)
Net realized gain (loss)
on investments, foreign currency,
forward contracts and futures contracts..            (8,158)              10,239             24,352             42,035
Net unrealized appreciation
 of investments, foreign currency,
forward contracts, and futures contracts             104,094              76,921            213,580             52,834
                                                ------------        ------------       ------------       ------------
Net increase resulting from operations ..             97,350              88,137            238,127             94,338
                                                ------------        ------------       ------------       ------------
Dividends from net investment income:
      Class I............................                --              (4,227)                 --            (3,926)
      Class II...........................                 --             (4,427)                 --            (4,127)
      Class III..........................                --              (4,602)                 --            (4,327)
      Class IV ..........................                --              (5,139)                 --            (4,869)
                                                ------------        ------------       ------------       ------------
                                                          --            (18,395)                 --           (17,249)
                                                ------------        ------------       ------------       ------------
Distributions from capital gains:
      Class I............................                 --                  --                 --            (5,939)
      Class II...........................                --                   --                 --            (5,939)
      Class III..........................                --                   --                 --            (5,939)
      Class IV ..........................                 --                  --                 --            (6,535)
                                                ------------        ------------       ------------       ------------
                                                          --                  --                 --           (24,352)
                                                ------------        ------------       ------------       ------------
Net increase from fund share
      transactions (Note 6) .............          1,025,390                  --          1,025,374             23,756
                                                ------------        ------------       ------------       ------------
Total increase in net assets ............          1,122,740              69,742          1,263,501             76,493

Net Assets
Beginning of period .....................                --            1,122,740                 --          1,263,501
                                                ------------        ------------       ------------       ------------
End of period* ..........................        $ 1,122,740         $ 1,192,482        $ 1,263,501        $ 1,339,994
                                                ============        ============       ============       ============

*(Including undistributed net investment income of $18,427, $1,009, $17,208, and $0, respectively).


The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds


Notes to Unaudited Financial Statements                            July 31, 2000

Note 1
------

State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Core Fixed Income Fund (the "Core Fixed Fund"), State Street Research Core Plus Fixed Income Fund (the "Core Plus Fund"), State Street Research Core Large Cap Growth Fund (the "Core Large Cap Growth Fund") and State Street Research Large Cap Growth Fund (the "Large Cap Growth Fund") (collectively the "Funds").

The investment objectives of the Funds are as follows: The Core Fixed Fund and the Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Core Large Cap Growth Fund and the Large Cap Growth Fund seek to provide long-term growth of capital.

The Funds each offer four classes of shares. Class I shares of Core Large Cap Growth Fund and Large Cap Growth Fund may only be purchased by certain institutional investors, such as retirement plans, foundations, endowments, corporations, partnerships, trusts, or similar institutional investors. Class I shares of Core Fixed Fund and Core Plus Fund may only be purchased by institutional investors, as well as private clients with existing advisory relationships with State Street Research & Management Company (the "Advisor"), an indirect wholly owned subsidiary of MetLife, Inc ("MetLife"). The minimum initial investment for Class I shares is $1 million. Class I shares pay a shareholder service fee of 0.30% of average net assets. Class II, Class III and Class IV shares may only be purchased by institutional investors, as well as private clients with existing advisory relationships with the Adviser. The minimum initial investment for Class II, Class III and Class IV shares are $5 million, $15 million and $25 million, respectively. The shareholder service fees for Class II, Class III and Class IV shares are 0.20%, 0.10% and 0.05%, respectively.

The Funds' expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with generally accepted accounting principles.

   A. Investment Valuation

   Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

   B. Forward Contracts and Foreign Currencies

   The Core Plus Fund has entered into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and

                                                           State Street Research
                                                             Institutional Funds


Notes (cont'd)                                                     July 31, 2000


   sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. A fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

   Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

   C. Security Transactions

   Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

   D. Net Investment Income

   Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Funds are charged for expenses directly attributable to them, while indirect expenses are allocated among all funds in the Trust.

   E. Dividends

   Dividends from net investment income are declared and paid or reinvested quarterly for the Cored Fixed Fund and the Core Plus Fund and annually, if any, for the Core Large Cap Growth Fund and the Large Cap Growth Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

   Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses and wash sale deferrals.

   F. Federal Income Tax

   No provision for Federal income taxes is necessary because the Funds intend to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods.
   At January 31, 2000, the Core Large Cap Growth Fund had a capital loss carryforward of $8,158 available, to the extent provided in regulations, to offset future capital gains, if any, which expires January 31, 2008.

                                                           State Street Research
                                                             Institutional Funds


Notes (cont'd)                                                     July 31, 2000

   In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 1999 through January 31, 2000, the Core Fixed Fund and the Core Plus Fund incurred net capital losses of approximately $72,000 and $43,000, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2001.

   G. Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   H. Futures

   The Core Fixed and Core Plus Funds have entered into future contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

   Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   I. Securities Lending

   The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. At July 31, 2000, the value of the securities loaned and the value of the collateral were as follows:

                                           Market Value             Collateral
                                           ------------             ----------
      Core Fixed Fund                        $1,647,761             $1,682,064
      Core Plus Fund                           $982,126             $1,003,469
      Core Large Cap Growth Fund               $268,012               $295,432
      Large Cap Growth Fund                    $278,882               $297,021

   During the six months ended July 31, 2000, income from securities lending for Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund, and Large Cap Growth Fund amounted to $1,596, $1,238, $233 and $270, respectively.

                                                           State Street Research
                                                             Institutional Funds


Notes (cont'd)                                                     July 31, 2000


Note 2
------

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.40%, 0.40%, 0.55% and 0.55% of the average daily net assets for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the six months ended July 31, 2000, the fees pursuant to such agreement amounted to $29,923, $25,797, $3,235 and $3,707 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.

Note 3
------

The Adviser has contractually agreed to waive management fees and bear or reimburse certain other expenses until termination of such agreement. During the six months ended July 31, 2000, the amounts of such expenses waived and reimbursed by the Adviser were $14,961, $12,898, $1,176 and $1,348 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.

Note 4
------

For the six months ended July 31, 2000, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                                  Purchases                     Sales
                                                  ---------                     -----
      Core Fixed Fund                           $20,947,261               $20,664,080
      Core Plus Fund                            $19,720,833               $19,580,015
      Core Large Cap Growth Fund                   $612,291                  $602,589
      Large Cap Growth Fund                        $675,093                  $591,257

Purchases of $17,236,736 and $16,079,916 and sales of $17,437,889 and
$15,114,004 of U.S. Government obligations occurred in the Core Fixed Fund and Core Plus Fund, respectively.

Note 5
The Trust has entered into a Servicing Agreement with the Adviser under which the Adviser provides certain shareholder services to the Funds such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. Under the Agreement, the Funds pay annual shareholder service fees to the Adviser at a rate of 0.30%, 0.20%, 0.10% and 0.05% of average daily net assets for Class I, Class II, Class III and Class IV shares, respectively. For the six months ended July 31, 2000, fees pursuant to such agreement were as follows:

                                        Class I          Class II        Class III          Class IV
                                        -------          --------        ---------          --------
      Core Fixed Fund                    $8,258              $497             $248            $2,127
      Core Plus Fund                       $742              $495             $248            $2,853
      Core Large Cap Growth Fund           $430              $287             $143               $79
      Large Cap Growth Fund                $493              $329             $165               $90

                                                           State Street Research
                                                                 Core Fixed Fund


Notes (cont'd)                                                     July 31, 2000

Note 6
------

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At July 31, 2000, the Adviser owned 2,500 Class IV shares of each of the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund, and Large Cap Growth Fund, and MetLife owned 50,152 shares of each
Class I, Class II and Class III and 852,581 Class IV shares of the Core Fixed Fund. MetLife owned 50,268 shares of each Class I, Class II and Class III and 1,156,156 Class IV shares of Core Plus Fund, 25,000 shares of Class
I, Class II, Class III, and Class IV of Core Large Cap Growth Fund, and 25,435 shares of Class I, Class II, Class III and Class IV of Large Cap Growth Fund. These transactions break down by share class as follows:

                                                            State Street Research Core Fixed Income Fund
                                                   -------------------------------------------------------------------
                                                           August 2, 1999                       Six months ended
                                                    (Commencement of Operations)                  July 31, 2000
                                                         to January 31, 2000                       (Unaudited)
                                                   -----------------------------       -------------------------------
Class I                                               Shares              Amount             Shares             Amount
                                                   ---------        ------------       ------------          ---------
Shares sold                                          537,809         $ 5,417,118                 --                 --
Issued upon reinvestment of:
  Dividend from net investment income                 11,323             112,439             13,415           $133,546
  Distribution from capital gains                      1,633              16,215                 --                 --
                                                   ---------        ------------       ------------          ---------
Net increase                                         550,765         $ 5,545,772             13,415           $133,546
                                                   =========        ============       ============          =========

Class II
Shares sold                                           50,010            $500,099                 --                 --
Issued upon reinvestment of
distribution from capital gains                          152               1,509                 --                 --
                                                   ---------        ------------       ------------          ---------
Net increase                                          50,162         $   501,608                 --                 --
                                                   =========        ============       ============          =========

Class III
Shares sold                                           50,010         $   500,099                 --                 --
Issued upon reinvestment of
distribution from capital gains                          152               1,509                 --                 --
                                                   ---------        ------------       ------------          ---------
Net increase                                          50,162         $   501,608                 --                 --
                                                   =========        ============       ============          =========

Class IV
Shares sold                                          852,510         $ 8,525,099                 --                 --
Issued upon reinvestment of:
  Dividend from net investment income                     60                 599                 --                 --
  Distribution from capital gains                      2,521              25,028                 --                 --
                                                   ---------        ------------       ------------          ---------
Net increase                                         855,091         $ 8,550,726                 --                 --
                                                   =========        ============       ============          =========

                                                           State Street Research
                                                     Core Plus Fixed Income Fund


Notes (cont'd)                                                     July 31, 2000

                                                          State Street Research Core Plus Fixed Income Fund
                                                 ---------------------------------------------------------------------
                                                           August 2, 1999                       Six months ended
                                                    (Commencement of Operations)                  July 31, 2000
                                                         to January 31, 2000                       (Unaudited)
                                                 -------------------------------       -------------------------------
Class I                                              Shares               Amount             Shares             Amount
                                                 ----------         ------------       ------------         ----------
Shares sold                                          50,010             $500,099                 --                 --
Issued upon reinvestment of
  distribution from capital gains                       268                2,656                 --                 --
                                                 ----------         ------------       ------------         ----------
Net increase                                         50,278             $502,755                 --                 --
                                                 ==========         ============       ============         ==========

Class II
Shares sold                                          50,010             $500,099                 --                 --
Issued upon reinvestment of
distribution from capital gains                         268                2,656                 --                 --
                                                 ----------         ------------       ------------         ----------
Net increase                                         50,278             $502,755                 --                --
                                                 ==========         ============       ============         ==========

Class III
Shares sold                                          50,010             $500,099                 --                 --
Issued upon reinvestment of
distribution from capital gains                         268                2,656                 --                 --
                                                 ----------         ------------       ------------         ----------
Net increase                                         50,278             $502,755                 --                 --
                                                 ==========         ============       ============         ==========

Class IV
Shares sold                                       1,152,510          $11,525,099                 --                 --
Issued upon reinvestment of:
  Dividend from net investment income                    66                  654                 --                 --
  Distribution from capital gains                     6,090               60,413                 --                 --
                                                 ----------         ------------       ------------         ----------
Net increase                                      1,158,666          $11,586,166                 --                 --
                                                 ==========         ============       ============         ==========

                                                           State Street Research
                                                      Core Large Cap Growth Fund


Notes (cont'd)                                                     July 31, 2000


                                                          State Street Research Core Large Cap Growth Fund
                                                    ------------------------------------------------------------------
                                                           August 2, 1999                       Six months ended
                                                    (Commencement of Operations)                  July 31, 2000
                                                         to January 31, 2000                       (Unaudited)
                                                    ----------------------------            --------------------------
Class I                                              Shares               Amount             Shares             Amount
                                                    -------            ---------            -------            -------
Shares sold                                          25,010             $250,098                 --                 --
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,098                 --                 --
                                                    =======            =========            =======            =======

Class II
Shares sold                                          25,010             $250,098                 --                 --
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,098                 --                 --
                                                    =======            =========            =======            =======

Class III
Shares sold                                          25,010             $250,098                 --                 --
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,098                 --                 --
                                                    =======            =========            =======            =======

Class IV
Shares sold                                          27,510             $275,096                 --                 --
                                                    -------            ---------            -------            -------
Net increase                                         27,510             $275,096                 --                 --
                                                    =======            =========            =======            =======

                                                           State Street Research
                                                           Large Cap Growth Fund


Notes (cont'd)                                                  January 31, 2000


                                                             State Street Research Large Cap Growth Fund
                                                    ------------------------------------------------------------------
                                                           August 2, 1999                       Six months ended
                                                    (Commencement of Operations)                  July 31, 2000
                                                         to January 31, 2000                       (Unaudited)
                                                    ----------------------------            --------------------------
Class I                                              Shares               Amount             Shares             Amount
                                                    -------            ---------            -------            -------
Shares sold                                          25,010             $250,094                 --                 --
Issued upon reinvestment of
  distribution from capital gains                        --                   --                435             $5,939
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,094                435             $5,939
                                                    =======            =========            =======            =======

Class II
Shares sold                                          25,010             $250,094                 --                 --
Issued upon reinvestment of
distribution from capital gains                          --                  --                 435             $5,939
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,094                435             $5,939
                                                    =======            =========            =======            =======

Class III
Shares sold                                          25,010             $250,094                 --                 --
Issued upon reinvestment of
distribution from capital gains                          --                  --                 435             $5,939
                                                    -------            ---------            -------            -------
Net increase                                         25,010             $250,094                435             $5,939
                                                    =======            =========            =======            =======

Class IV
Shares sold                                          27,510             $275,092                 --                 --
Issued upon reinvestment of
distribution from capital gains                          --                   --                435             $5,939
                                                    -------            ---------            -------            -------
Net increase                                         27,510             $275,092                435             $5,939
                                                    =======            =========            =======            =======

                                                           State Street Research
                                                          Core Fixed Income Fund

Financial Highlights

For a share outstanding throughtout each period(1)

                                                               Class I                              Class II
                                                  -----------------------------------    ---------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00             9.86                10.00             9.86
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.27             0.32                 0.29             0.33
Net realized and unrealized gain (loss) on
      investments, foreign currency, forward
      contracts and futures contracts ($)                (0.15)             0.12               (0.17)             0.11
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.12             0.44                 0.12             0.44
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                 (0.23)           (0.27)               (0.23)           (0.27)
Distributions from capital gains ($)                     (0.03)             0.00               (0.03)             0.00
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                  (0.26)           (0.27)               (0.26)           (0.27)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                         9.86            10.03                 9.86            10.03
                                                  ================   ================   ================  ================

Total return (%)(2)                                     1.19(3)          4.45(3)              1.22(3)          4.50(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                 5,433            5,660                  495              503
Ratio of operating expenses
      to average net assets (%)*                        0.50(4)          0.50(4)              0.40(4)          0.40(4)
Ratio of net investment income
      to average net assets (%)*                        5.78(4)          6.48(4)              5.81(4)          6.58(4)
Portfolio turnover rate (%)                              213.41           142.91               213.41           142.91
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.04             0.01                 0.04             0.01

                                                              Class III                             Class IV
                                                  -----------------------------------   ---------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00             9.86                10.00             9.86
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.30             0.33                 0.30             0.33
Net realized and unrealized gain (loss) on
      investments, foreign currency, forward
      contracts and futures contracts ($)                (0.17)             0.12               (0.17)             0.12
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.13             0.45                 0.13             0.45
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                 (0.24)           (0.28)               (0.24)           (0.28)
Distributions from capital gains ($)                     (0.03)             0.00               (0.03)             0.00
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                  (0.27)           (0.28)               (0.27)           (0.28)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                         9.86            10.03                 9.86            10.03
                                                  ================   ================   ================  ================

Total return (%)(2)                                     1.26(3)          4.55(3)              1.28(3)          4.57(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   495              503                8,435            8,579
Ratio of operating expenses
      to average net assets (%)*                        0.30(4)          0.30(4)              0.25(4)          0.25(4)
Ratio of net investment income
      to average net assets (%)*                        5.91(4)          6.68(4)              5.93(4)          6.73(4)
Portfolio turnover rate (%)                              213.41           142.91               213.41           142.91
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.04             0.01                 0.04             0.01

--------------------------------------------------------------------------------

(1)Per-share figures have been calculated using the average shares method.

(2)Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.

(3)Not annualized.

(4)Annualized.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund

Financial Highlights (cont'd)

For a share outstanding throughtout each period(1)

                                                               Class I                              Class II
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00             9.86                10.00            9.86
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.30             0.33                 0.30            0.33
Net realized and unrealized gain (loss)
      on investments ($)                                 (0.14)             0.08               (0.14)             0.08
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.16             0.41                0.16              0.41
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                 (0.25)           (0.31)               (0.25)           (0.31)
Distributions from capital gains ($)                     (0.05)             0.00               (0.05)             0.00
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                  (0.30)           (0.31)               (0.30)           (0.31)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                         9.86             9.96                 9.86             9.96
                                                  ================   ================   ================  ================

Total return (%)(2)                                     1.62(3)          4.16(3)              1.66(3)          4.21(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   496              501                  496             501
Ratio of operating expenses
      to average net assets (%)*                        0.50(4)          0.50(4)              0.40(4)          0.40(4)
Ratio of net investment income
      to average net assets (%)*                        5.88(4)          6.68(4)              5.98(4)          6.78(4)
Portfolio turnover rate (%)                              234.12           158.20               234.12           158.20
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.04             0.01                 0.04             0.01

                                                              Class III                             Class IV
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00             9.86                10.00            9.86
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.31             0.34                 0.31            0.34
Net realized and unrealized gain (loss)
      on investments ($)                                 (0.14)             0.08               (0.14)            0.08
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.17             0.42                 0.17            0.42
                                                  ----------------   ----------------   ----------------  ----------------

Dividend from net investment income ($)                  (0.26)           (0.32)               (0.26)           (0.32)
Distribution from capital gains ($)                      (0.05)             0.00               (0.05)            0.00
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                  (0.31)           (0.32)               (0.31)           (0.32)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                         9.86             9.96                 9.86             9.96
                                                  ================   ================   ================  ================

Total return (%)(2)                                     1.70(3)          4.26(3)              1.72(3)          4.29(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   496              501               11,426           11,540
Ratio of operating expenses
      to average net assets (%)*                        0.30(4)          0.30(4)              0.25(4)          0.25(4)
Ratio of net investment income
      to average net assets (%)*                        6.08(4)          6.88(4)              6.13(4)          6.93(4)
Portfolio turnover rate (%)                              234.12           158.20               234.12           158.20
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.04             0.01                 0.04             0.01

--------------------------------------------------------------------------------

(1)Per-share figures have been calculated using the average shares method.

(2)Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.

(3)Not annualized.

(4)Annualized.

                                                           State Street Research
                                                      Core Large Cap Growth Fund

Financial Highlights (cont'd)

For a share outstanding throughtout each period(1)

                                                               Class I                              Class II
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00            10.94                10.00           10.95
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.01             0.00                 0.01            0.01
Net realized and unrealized gain
      on investments ($)                                   0.93             0.85                 0.94             0.85
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.94             0.85                 0.95             0.86
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                     --           (0.17)                   --           (0.18)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, end of period ($)                        10.94            11.62                10.95            11.63
                                                  ================   ================   ================  ================

Total return (%)(2)                                     9.40(3)          7.70(3)              9.50(3)          7.76(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   274              291                  274              291
Ratio of operating expenses
      to average net assets (%)*                        0.65(4)          0.65(4)              0.55(4)          0.55(4)
Ratio of net investment income
      to average net assets (%)*                        0.12(4)          0.03(4)              0.22(4)          0.13(4)
Portfolio turnover rate (%)                               40.53            52.31                40.53           52.31
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.41             0.01                 0.41             0.01

                                                              Class III                             Class IV
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of Six months ended
                                                   Operations) to      July 31, 2000     Operations) to    July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000    (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00            10.95                10.00            10.96
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income ($)*                                 0.02             0.01                 0.02             0.02
Net realized and unrealized gain
      on investments ($)                                   0.93             0.85                 0.94             0.85
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       0.95             0.86                 0.96             0.87
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                     --           (0.18)                   --           (0.19)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, end of period ($)                        10.95            11.63                10.96            11.64
                                                  ================   ================   ================  ================

Total return (%)(2)                                     9.50(3)          7.83(3)              9.60(3)          7.85(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   274              291                  301              320
Ratio of operating expenses
      to average net assets (%)*                        0.45(4)          0.45(4)              0.40(4)          0.40(4)
Ratio of net investment income
      to average net assets (%)*                        0.32(4)          0.23(4)              0.37(4)          0.28(4)
Portfolio turnover rate (%)                               40.53            52.31                40.53            52.31
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.41             0.01                 0.41             0.01

--------------------------------------------------------------------------------

(1)Per-share figures have been calculated using the average shares method.

(2)Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.

(3)Not annualized.

(4)Annualized.

                                                           State Street Research
                                                           Large Cap Growth Fund

Financial Highlights (cont'd)

For a share outstanding throughtout each period(1)

                                                               Class I                              Class II
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of Six months ended
                                                   Operations) to      July 31, 2000     Operations) to    July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000    (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00            12.31                10.00            12.32
                                                  ----------------   ----------------   ----------------  ----------------
Net investment loss ($)*                                 (0.01)           (0.01)               (0.00)           (0.01)
Net realized and unrealized gain
      on investments ($)                                   2.32             0.94                 2.32             0.95
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       2.31             0.93                 2.32             0.94
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                     --           (0.16)                   --           (0.17)
Distributions from capital gains ($)                         --           (0.24)                   --           (0.24)
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                      --           (0.40)                   --           (0.41)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                        12.31            12.84                12.32            12.85
                                                  ================   ================   ================  ================

Total return (%)(2)                                    23.10(3)          7.32(3)             23.20(3)          7.38(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   308              327                  308              327
Ratio of operating expenses
      to average net assets (%)*                        0.65(4)          0.65(4)              0.55(4)          0.55(4)
Ratio of net investment loss
      to average net assets (%)*                      (0.11)(4)        (0.22)(4)            (0.01)(4)        (0.12)(4)
Portfolio turnover rate (%)                               41.57            45.00                41.57            45.00
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.41             0.01                 0.41             0.01

                                                              Class III                             Class IV
                                                  -----------------------------------   ----------------------------------
                                                   August 2, 1999                        August 2, 1999
                                                  (Commencement of   Six months ended   (Commencement of  Six months ended
                                                   Operations) to      July 31, 2000     Operations) to     July 31, 2000
                                                  January 31, 2000      (Unaudited)     Januray 31, 2000     (Unaudited)
                                                  ----------------   ----------------   ----------------  ----------------
Net asset value, beginning of period ($)                  10.00            12.33                10.00           12.33
                                                  ----------------   ----------------   ----------------  ----------------
Net investment income (loss) ($)*                          0.01        (0.00)                 0.01             0.00
Net realized and unrealized gain
      on investments ($)                                   2.32          0.93                 2.32             0.95
                                                  ----------------   ----------------   ----------------  ----------------

Total from investment operations ($)                       2.33          0.93                 2.33             0.95
                                                  ----------------   ----------------   ----------------  ----------------

Dividends from net investment income ($)                     --        (0.17)                   --           (0.18)
Distributions from capital gains ($)                         --        (0.24)                   --           (0.24)
                                                  ----------------   ----------------   ----------------  ----------------

Total distributions ($)                                      --        (0.41)                   --           (0.42)
                                                  ----------------   ----------------   ----------------  ----------------

Net asset value, end of period ($)                        12.33         12.85                12.33            12.86
                                                  ================   ================   ================  ================

Total return (%)(2)                                    23.30(3)          7.35(3)             23.30(3)          7.47(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   308              327                  339             359
Ratio of operating expenses
      to average net assets (%)*                        0.45(4)          0.45(4)              0.40(4)          0.40(4)
Ratio of net investment income (loss)
      to average net assets (%)*                        0.09(4)        (0.02)(4)              0.14(4)          0.03(4)
Portfolio turnover rate (%)                               41.57            45.00                41.57           45.00
*Reflects voluntary reduction of
expenses per share of these amounts ($)                    0.41             0.01                 0.41             0.01

--------------------------------------------------------------------------------

(1)Per-share figures have been calculated using the average shares method.

(2)Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.

(3)Not annualized.

(4)Annualized.